Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Income (loss) before tax	$ 12,164	$ 10,752	$ (1,029)
Finance (income) expenses, net	(772)	1,796	2,335
(Gains) losses on financial instruments valuation		(1,417)	94
Adjustments for non-cash items:
Depreciation and amortization	2,401	2,227	2,226
Movements in credit loss allowance and write offs	(97)	287	293
Other operating loss	70
Share option charge	1,995	315
Income tax paid	(2,092)	(642)	(93)
Cash Flows From Used In Operations Before Changes In Working Capital, Total	13,669	13,318	3,826
Changes in working capital
Trade and other receivables	(549)	(3,053)	511
Trade and other payables	877	629	(333)
Cash flows generated by operating activities	13,997	10,894	4,004
Cash flows from investing activities
Acquisition of property and equipment	(305)	(46)	(195)
Acquisition of intangible assets	(5,269)	(44)	(1,526)
Cash flows used in investing activities	(5,574)	(90)	(1,721)
Cash flows from financing activities
Issue of ordinary shares and share warrants, net of underwriters fees	39,060	3,483	6,979
Issuance costs	(3,150)	(55)	(157)
Proceeds from issuance of financial instruments		6,000	560
Financial instruments issuance costs		(89)
Repayment of notes and bonds		(17,352)	(4,480)
Interest paid	(509)	(1,656)	(2,246)
Interest received			24
Warrants repurchased		(133)
Principal paid on lease liability	(225)	(198)	(175)
Interest paid on lease liability	(188)	(201)	(189)
Cash flows generated by (used in) financing activities	34,988	(10,201)	316
Net movement in cash and cash equivalents	43,411	603	2,599
Cash and cash equivalents at beginning of year	8,225	6,992	4,423
Net foreign exchange differences on cash and cash equivalents	(589)	630	(30)
Cash and cash equivalents at end of the year	$ 51,047	$ 8,225	$ 6,992